Commitments and Contingencies - Lease Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Assets
Operating lease assets	$ 23,409	$ 5,600
Current
Lease liability	2,511
Noncurrent
Operating lease liabilities	23,710
Total lease liabilities	$ 26,221	$ 6,300